Income tax and deferred taxes - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Consolidated income before taxes	$ 960,726	$ 974,414	$ 2,807,018
Statutory income tax rate in Chile	27.00%	27.00%	27.00%
Tax expense using the statutory tax rate	$ (259,396)	$ (263,092)	$ (757,895)
Net effect of royalty tax payments	(869)	(4,453)	(6,889)
Specific mining tax to lithium mining claims	(32,514)	(12,635)	(1,089,476)
Net effect of other additional taxes	(27,941)	(25,377)	0
Tax effect of income from regular activities exempt from taxation and dividends from abroad	(3,636)	1,030	(1,457)
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(10,441)	(5,013)
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)			3,509
Effect due to the difference in tax rates related to abroad subsidiaries	9,802	7,682	(24,748)
Effect of recognizing tax losses	0	14,750	0
Other tax effects of reconciliation of accounting income to tax expense	4,912	4,535	205
Tax expense (income)	(320,083)	(282,573)	(1,876,751)
Deferred tax	(6,845)	101,614	$ 346,391
Specific tax on lithium mining activity
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred tax	$ 2,200	$ 4,000